Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total	$ 32,345	$ 27,338
Less: accumulated depreciation	(4,971)	(3,590)
Construction in progress	68	13,228
Net book value	27,442	36,976
Land
Property, Plant and Equipment [Line Items]
Total	345	363
Buildings
Property, Plant and Equipment [Line Items]
Total	25,415	22,115
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total	292	211
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	5,785	4,313
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	220	32
Motor vehicle
Property, Plant and Equipment [Line Items]
Total	$ 288	$ 304